Summary of Significant Accounting Policies - Summary Of Contract with customer, contract asset, contract liability, and receivable (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Balance at January 1	$ 1,100	$ 1,830	$ 250
Addition of deferred revenue	1,729	3,113	2,200
Recognition of revenue	(1,102)	(3,843)	(620)
Balance at December 31	$ 1,727	$ 1,100	$ 1,830